INTANGIBLE ASSETS, NET - Summary of Estimated Aggregate Amortization Expenses (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Finite-Lived Intangible Assets [Line Items]
2019	$ 3,134
2020	2,114
2021	1,431
2022	1,332
2023	1,139
Thereafter	3,737
Total	12,887
Licensing fee
Finite-Lived Intangible Assets [Line Items]
2019	1,131
2020	437
2021	0
2022	0
2023	0
Thereafter	0
Total	1,568
IP right
Finite-Lived Intangible Assets [Line Items]
2019	124
2020	0
2021	0
2022	0
2023	0
Thereafter	0
Total	124
Trademarks
Finite-Lived Intangible Assets [Line Items]
2019	1,068
2020	1,068
2021	1,068
2022	1,068
2023	1,068
Thereafter	3,737
Total	9,077
Others
Finite-Lived Intangible Assets [Line Items]
2019	811
2020	609
2021	363
2022	264
2023	71
Thereafter	0
Total	$ 2,118